Meridian Fund, Inc.

100 Fillmore Street, Suite 325

Denver, CO 80206

November 2, 2017

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:

Meridian Fund, Inc. (the “Corporation”)

File Nos. 002-90949 and 811-04014

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under Rule 497(c), the Corporation hereby certifies that the forms of Prospectus and Statement of Additional Information for the Corporation, each dated October 31, 2017, do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 56 to the Corporation’s Registration Statement on Form N-1A under the Securities Act, the text of which was filed electronically with the U. S. Securities and Exchange Commission on October 27, 2017 via EDGAR (Accession No. 0001193125-17-323073).

Staff is kindly requested to address any comments on this filing to counsel to the Corporation, Peter H. Schwartz, at (303) 892-7381.

Very truly yours,

/s/ Rick Grove
Rick Grove Vice President and Secretary Meridian Fund, Inc.

Attachment

cc:

Peter Schwartz, Esq.

Davis Graham & Stubbs LLP